GOODWILL AND INTANGIBLE ASSETS (Goodwill) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Goodwill:
Balance	$ 1,042	$ 1,156
Effect of changes in exchange rate	(27)	(114)
Goodwill impairment	(1,015)
Balance		1,042
Goodwill
Goodwill, gross, at December 31, 2011	5,562
Accumulated impairment losses	(5,562)
Goodwill, net, at December 31, 2011		1,042
OEM Electric Motion Systems [Member]
Changes in Goodwill:
Balance	1,042	1,156
Effect of changes in exchange rate	(27)	(114)
Goodwill impairment	(1,015)
Balance		1,042
Goodwill
Goodwill, gross, at December 31, 2011	1,015
Accumulated impairment losses	(1,015)
Goodwill, net, at December 31, 2011		1,042
Goodwill
Excess amount of fair value over carrying value		100
Excess amount of fair value over carrying value, percentage		1.10%
Discount rate used	17.72%	18.00%
Long term growth rate used	2.00%	1.95%
Heat Transfer Services And Products [Member]
Changes in Goodwill:
Balance
Effect of changes in exchange rate
Goodwill impairment
Balance
Goodwill
Goodwill, gross, at December 31, 2011	456
Accumulated impairment losses	(456)
Goodwill, net, at December 31, 2011
MRO Services for Aviation Components [Member]
Changes in Goodwill:
Balance
Effect of changes in exchange rate
Goodwill impairment			(4,223)
Balance
Goodwill
Goodwill, gross, at December 31, 2011	4,091
Accumulated impairment losses	(4,091)
Goodwill, net, at December 31, 2011
Goodwill
Discount rate used			20.00%
Long term growth rate used			2.79%